Post-retirement pension and other defined benefit schemes - Additional sensitivities in the UK and Sweden plans (Details) $ in Millions	Dec. 31, 2023 USD ($)
UK and Sweden defined benefit plans | Discount rate and inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase or decrease in actuarial assumptions	1.00%
UK defined benefit pension | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect of increase in actuarial assumption on defined benefit pension obligation	$ 525
Effect of decrease in actuarial assumption on defined benefit pension obligation	(634)
UK defined benefit pension | Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect of increase in actuarial assumption on defined benefit pension obligation	(384)
Effect of decrease in actuarial assumption on defined benefit pension obligation	363
Sweden defined benefit pension | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect of increase in actuarial assumption on defined benefit pension obligation	210
Effect of decrease in actuarial assumption on defined benefit pension obligation	(254)
Sweden defined benefit pension | Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect of increase in actuarial assumption on defined benefit pension obligation	(240)
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 201